25. Shareholders' equity (Details)	12 Months Ended
	Dec. 31, 2020 shares R$ / shares	Dec. 31, 2019 R$ / shares
Exercise price at the grant date | R$ / shares		R$ 30.55
Option Plan [Member]
Exercise price at the grant date | R$ / shares	R$ 0.01
Granted	3,027,000
Number of options, Exercised	(1,144,000)
Number of options, Cancelled	(288,000)
Number of options, Expired	(127,000)
Number of options, Outstanding	1,468,000
Option Plan [Member] | Series B4 [Member]
Grant date	May 31, 2017
1st date of exercise	May 31, 2020
Exercise price at the grant date | R$ / shares	R$ 0.01
Granted	537,000
Number of options, Exercised	(450,000)
Number of options, Cancelled	(55,000)
Number of options, Expired	(32,000)
Number of options, Outstanding
Option Plan [Member] | Series C4 [Member]
Grant date	May 31, 2017
1st date of exercise	May 31, 2020
Exercise price at the grant date | R$ / shares	R$ 56.78
Granted	537,000
Number of options, Exercised	(382,000)
Number of options, Cancelled	(60,000)
Number of options, Expired	(95,000)
Number of options, Outstanding
Option Plan [Member] | Series B5 [Member]
Grant date	May 31, 2018
1st date of exercise	May 31, 2021
Exercise price at the grant date | R$ / shares	R$ 0.01
Granted	594,000
Number of options, Exercised	(152,000)
Number of options, Cancelled	(49,000)
Number of options, Expired
Number of options, Outstanding	393,000
Option Plan [Member] | Series C5 [Member]
Grant date	May 31, 2018
1st date of exercise	May 31, 2021
Exercise price at the grant date | R$ / shares	R$ 62.61
Granted	594,000
Number of options, Exercised	(142,000)
Number of options, Cancelled	(58,000)
Number of options, Expired
Number of options, Outstanding	394,000
Option Plan [Member] | Series B6 [Member]
Grant date	May 31, 2019
1st date of exercise	May 31, 2022
Exercise price at the grant date | R$ / shares	R$ 0.01
Granted	434,000
Number of options, Exercised	(13,000)
Number of options, Cancelled	(29,000)
Number of options, Expired
Number of options, Outstanding	392,000
Option Plan [Member] | Series C6 [Member]
Grant date	May 31, 2019
1st date of exercise	May 31, 2022
Exercise price at the grant date | R$ / shares	R$ 70.62
Granted	331,000
Number of options, Exercised	(5,000)
Number of options, Cancelled	(37,000)
Number of options, Expired
Number of options, Outstanding	289,000